Form N-1A Cover	Mar. 17, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 17, 2025
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (SAI),

each dated February 28, 2025

Effective April 1, 2025, the name of the YieldMax™ SQ Option Income Strategy ETF (the “Fund”) will be changed to the YieldMax™ XYZ Option Income Strategy ETF and the Fund’s ticker symbol will be changed from SQY to XYZY.

Accordingly, effective April 1, 2025, all references to the Fund’s name and ticker symbol in the Summary Prospectus, Prospectus and SAI are deleted and replaced with YieldMax™ XYZ Option Income Strategy ETF and XYZY, respectively.

There are no changes to the Fund’s investment objective or principal investments strategies as a result of these changes.

Please retain this Supplement for future reference.